Cover	Aug. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 14, 2023
Entity Registrant Name	Flotek Industries, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13270
Entity Tax Identification Number	90-0023731
Entity Address, Address Line One	8846 N. Sam Houston Parkway W
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77064
City Area Code	(713)
Local Phone Number	849-9911
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	FTK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000928054
Amendment Flag	false